CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Loss before taxes	$ (318.0)	$ (615.7)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	426.8	462.3
Share-based payments (Note 29)	12.6	14.2
Finance income (Note 10)	(3.4)	(1.6)
Finance expense (Note 10)	141.1	143.8
Mark-to-market on sales of concentrate and price adjustments on unsettled invoices	(4.0)	(9.1)
Mark-to-market on investments and other assets	2.5	(4.3)
Impairment of mineral properties (Note 11)	356.5	615.1
Amortization of deferred revenue on metal purchase agreements (Note 25)	(8.6)	(6.8)
Other non-cash (recoveries)/expenses (Note 15(d))	(7.8)	36.7
Advanced payments received on metal purchase agreements	6.6	64.0
Decommissioning, restoration and similar liabilities paid (Note 27)	(4.6)	(8.1)
Other cash payments	(6.0)	0.0
Cash flows from operating activities before income taxes paid and net change in working capital	593.7	690.5
Income taxes paid	(19.0)	(63.9)
Payments made related to the Brazilian tax matters (Note 12(e))	(76.7)	0.0
Cash flows from operating activities before net change in working capital	498.0	626.6
Net change in working capital (Note 15(b))	(14.0)	25.3
Cash flows from operating activities of continuing operations	484.0	651.9
Cash flows from operating activities of discontinued operations (Note 6(c))	0.0	12.9
Investing activities
Acquisition of property, plant and equipment (Note 21)	(643.8)	(495.4)
Proceeds from sale of Mexican operations (Note 6(c))	0.0	124.0
Acquisition of Mineração Riacho dos Machados Ltda, net of cash acquired (Note 6(d))	0.0	(50.2)
Proceeds on disposal of investments and other assets	17.5	33.6
Cash used in other investing activities	(17.9)	(19.7)
Cash flows used in investing activities of continuing operations	(644.2)	(407.7)
Cash flows used in investing activities of discontinued operations (Note 6(c))	0.0	(12.9)
Financing activities
Dividends paid (Note 28(b))	(18.9)	(28.0)
Interest and other finance expenses paid	(103.8)	(96.2)
Proceeds from Brio Gold Inc. private placement and rights offering (Note 6(b))	71.5	40.7
Repayment of term loan and notes payable (Note 26)	(460.9)	(484.5)
Proceeds from term loan and notes payable (Note 26)	730.0	300.5
Cash flows from/(used in) financing activities of continuing operations	217.9	(267.5)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	0.1	0.8
Increase/(Decrease) in cash and cash equivalents of continuing operations	57.8	(22.5)
Cash and cash equivalents of continuing operations, beginning of year (Note 15(c))	97.4	119.9
Cash and cash equivalents reclassified as held for sale (Note 6(a))	(6.3)	0.0
Cash and cash equivalents, end of year of continuing operations (Note 15(c))	$ 148.9	$ 97.4